1
The Gabelli Financial Services Fund
Schedule of Investments — December 31, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 94 .2%
Automobiles — 6 .8%
7,900 Daimler AG .............................................. $ 607,914
11,950 Daimler Truck Holding AG † ....................... 439,308
3,970 Toyota Motor Corp. , ADR .......................... 735,641
1,782,863
Banks — 23 .3%
68,000 Banco Bilbao Vizcaya Argentaria SA .......... 406,444
19,950 CIT Group Inc. .......................................... 1,024,233
94,500 Commerzbank AG † ................................... 719,658
365,800 Dah Sing Banking Group Ltd. .................... 312,435
196,000 Dah Sing Financial Holdings Ltd. ............... 593,212
29,200 ING Groep NV .......................................... 406,976
45,600 Japan Post Bank Co. Ltd. .......................... 418,221
22,500 Shinhan Financial Group Co. Ltd. , ADR ..... 695,475
28,000 Shinsei Bank Ltd. ..................................... 455,916
18,600 TrustCo Bank Corp. NY ............................. 619,566
7,700 Webster Financial Corp. ............................ 429,968
6,082,104
Consumer Finance — 5 .9%
17,900 Ally Financial Inc. ..................................... 852,219
4,750 Capital One Financial Corp. ....................... 689,177
1,541,396
Diversified Banks — 14 .9%
237,500 Barclays plc .............................................. 601,145
13,650 Citigroup Inc. ........................................... 824,323
44,820 Credit Agricole SA .................................... 640,396
223,000 NatWest Group plc ................................... 681,257
11,410 Societe Generale SA ................................. 392,372
122,100 Standard Chartered plc ............................. 741,064
3,880,557
Homebuilders — 5 .8%
2,610 Cavco Industries Inc. † .............................. 829,067
26,409 Legacy Housing Corp. † ............................ 699,046
1,528,113
Institutional Brokerage — 7 .4%
17,900 Credit Suisse Group AG , ADR ................... 172,556
110,000 Daiwa Securities Group Inc. ...................... 620,334
29,310 Jefferies Financial Group Inc. .................... 1,137,228
1,930,118
Institutional Trust, Fiduciary, and Custody — 7 .0%
8,450 State Street Corp. ..................................... 785,850
18,050 The Bank of New York Mellon Corp. .......... 1,048,344
1,834,194
Insurance — 9 .7%
143,118 Aegon NV ................................................. 715,795
987 E-L Financial Corp. Ltd. ............................ 711,117
7,479 HG Holdings Inc. † .................................... 87,878
Shares
Market
Value
18,829 NN Group NV ........................................... $ 1,020,607
2,535,397
Investment Management — 10 .1%
19,650 Franklin Resources Inc. ............................ 658,079
25,100 Janus Henderson Group plc ...................... 1,052,694
54,229 Westwood Holdings Group Inc. ................. 918,639
2,629,412
Reinsurance — 3 .3%
16,000 Axis Capital Holdings Ltd. ......................... 871,520
TOTAL COMMON STOCKS ........................ 24,615,674
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 5 .8%
$ 1,520,000 U.S. Treasury Bills,
0.029 % to 0.060% †† ,
01/04/22 to 04/28/22 ............................ 1,519,884
TOTAL INVESTMENTS — 100.0%
(Cost $ 20,358,485 ) ............................... $ 26,135,558
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt